Intangible Assets (Details) - USD ($)	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Estimated Useful Life (years), Intellectual property	5 years
Intellectual property	$ 14,029,591
Accumulated amortization	(116,913)		$ (0)
Net book value	$ 13,912,678